Summary of Significant Accounting Policies - Narrative (Details) - USD ($)	1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	May 31, 2023	Nov. 30, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022	Jul. 23, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
General Partners' Offering Costs			$ 4,600,000						$ 4,600,000
unamortized cost of content									2,900,000		$ 4,400,000
Intangible assets impairment			0
Proceeds from Issuance of Warrants		$ 225,000,000			$ 400,000,000
Proceeds from Issuance or Sale of Equity		$ 10,000,000			$ 10,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.0001			$ 0.0001									$ 0.01
Value of warrants					$ 1,300,000
Debt discount on senior notes					2,000,000
Deferred offering costs											2,300,000
Music guarantees deposits											0	$ 100,000
Operating lease, right-of-use asset			296,000						$ 296,000		$ 110,000	$ 0	$ 300,000
Operating lease liabilities													$ 300,000
Expected dividend rate									0.00%	0.00%	0.00%	0.00%
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax			172,000	$ (136,000)	(115,000)	$ 441,000	$ 323,000	$ 167,000	$ (79,000)	$ 931,000	$ 524,000	$ 179,000
Percentage of recognition of tax benefits during income tax examination for uncertain tax positions											50.00%
Foreign currency transaction gains or losses									(64,000)	$ (821,000)	$ (422,000)	54,000
Warrants [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01
Foreign Currency Gain (Loss) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax											500,000	200,000
Foreign currency transaction gains or losses											$ 0	$ 0
Simple Agreements For Future Equity SAFES And Advance Subscription Agreement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum number of shares that could be issued to net share settle a contract											0	0
Remeasurement loss of simple agreements for future equity and advance subscription agreements											$ 300,000
Content Licensing Agreement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impairment loss											2,300,000
Content unamortized costs											0
Licence fee payable per quarter											500,000
License fee liability											2,300,000
Senior Notes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt discount on senior notes					$ 2,000,000
IPO [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock issued upon exercise of warrants	49,996	28,124
IPO [Member] | Bridge Note Financing [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stock issued upon exercise of warrants	163,121
IPO [Member] | Convertible Notes Payable [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Issuance of common stock upon conversion, shares	565,144
67 Lead Noteholder [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed					67.00%
60 Other Noteholder [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed					60.00%
Internal-Use Software
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized software			$ 500,000						$ 500,000		$ 2,700,000	$ 1,400,000
Capitalized Studio Content [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period											3 years